Equity (Tables)	3 Months Ended
Mar. 31, 2014
Rollforward of Equity

A rollforward of SunGard’s stockholders’ equity for the three months ended March 31, 2014 is as follows (in millions):

	Capital in excess of par value	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balances at December 31, 2013	$3,513	$(2,708)	$16	$821
Net income (loss)	—	(340)	—	(340)
Foreign currency translation	—	—	22	22
Net unrealized gain on derivative instruments	—	—	3	3
Stock compensation expense	11	—	—	11
Distribute AS to parent	(146)	(112)	(82)	(340)
Other	(8)	—	—	(8)

Balances at March 31, 2014	$3,370	$(3,160)	$(41)	$169